Unaudited Condensed Consolidated Balance Sheets - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022
Current assets
Cash and cash equivalents	$ 313,923	$ 376,870
Accounts receivable	201,568	276,700
Prepaid expenses and other current assets	10,667	18,159
Inventories	8,506	15,620
Assets held for sale	24,561	0
Total current assets	559,225	687,349
Non-current assets
Vessels and drydock	3,319,688	3,089,254
Right of use assets for vessels	348,797	689,826
Other assets	83,742	83,754
Goodwill	8,197	8,197
Restricted cash	783	783
Total non-current assets	3,761,207	3,871,814
Total assets	4,320,432	4,559,163
Current liabilities
Current portion of long-term bank debt	86,087	31,504
Sale and leaseback liability	128,823	269,145
IFRS 16 - lease liability	161,887	52,346
Accounts payable	11,220	28,748
Accrued expenses	72,893	91,508
Total current liabilities	460,910	473,251
Non-current liabilities
Long-term bank debt and bonds	569,327	264,106
Sale and leaseback liability	778,816	871,469
IFRS 16 - lease liability	86,981	443,529
Total non-current liabilities	1,435,124	1,579,104
Total liabilities	1,896,034	2,052,355
Shareholders’ equity
Common stock, $0.01 par value per share; 150,000,000 shares authorized; 54,999,908 and 61,262,838 issued and outstanding shares as of June 30, 2023 and December 31, 2022, respectively.	745	727
Additional paid-in capital	3,066,288	3,049,732
Treasury shares	(1,040,489)	(641,545)
Retained earnings	397,854	97,894
Total shareholders’ equity	2,424,398	2,506,808
Total liabilities and shareholders’ equity	$ 4,320,432	$ 4,559,163